INTANGIBLE ASSETS (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Balance 2017	$ 1,344,000	$ 1,661,000
2018	2,298,000	1,273,000
2019	1,763,000	738,000
2020	993,000	738,000
2021	817,000	738,000
Thereafter	1,021,000	724,000
Finite-Lived Intangible Assets, Net, Total	$ 8,236,000	$ 5,872,000